Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 2,300	$ 4,319
Prepaid expenses and other current assets	1,628	1,060
Total current assets	3,928	5,379
Property and equipment, net	128	183
Restricted cash	9	150
Operating lease right-of-use assets	1,133	1,444
Intangible assets	25,250	25,250
Total assets	30,448	32,406
Current Liabilities:
Accounts payable	2,054	809
Accrued expenses	1,650	1,618
Operating lease liabilities - current portion	468	436
Loans payable - current portion	444	233
Other current liabilities	525	900
Total current liabilities	14,426	3,996
Operating lease liabilities - non-current portion	784	1,161
Restructured debt liability - contingent milestone payments	0	15,000
Other liabilities	3,800	3,800
Deferred tax liabilities	4,887	5,058
Total liabilities	23,897	29,015
Mezzanine Equity:
Series A redeemable preferred stock, $0.001 par value; 0 and 40,000 shares authorized; 0 and 38,610.119 shares issued and outstanding at 2023 and 2022, respectively	2,142	0
Stockholders’ Equity:
Preferred stock, $0.001 par value; 5,000,000 and 4,960,000 shares authorized; 0 shares issued and outstanding at 2023 and 2022, respectively	0	0
Common stock, $0.001 par value; 120,000,000 shares authorized; 333,145 and 42,901 shares issued at 2023 and 2022, respectively; 333,144 and 42,900 shares outstanding at 2023 and 2022, respectively	2	0
Additional paid-in capital	856,267	851,268
Accumulated deficit	(848,806)	(844,823)
Treasury stock (at cost); 1 share	(3,054)	(3,054)
Total stockholders’ equity	4,409	3,391
Total liabilities, mezzanine equity & stockholders’ equity	30,448	32,406
Series C Preferred Stock [Member]
Mezzanine Equity:
Series A redeemable preferred stock, $0.001 par value; 0 and 40,000 shares authorized; 0 and 38,610.119 shares issued and outstanding at 2023 and 2022, respectively	2,142	0
Series B Preferred Stock [Member]
Mezzanine Equity:
Series A redeemable preferred stock, $0.001 par value; 0 and 40,000 shares authorized; 0 and 38,610.119 shares issued and outstanding at 2023 and 2022, respectively	0	0
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Current Liabilities:
Derivative liability	347	0
Warrant Liability [Member]
Current Liabilities:
Derivative liability	8,621	0
June 2024 Commitment Note [Member]
Current Liabilities:
Convertible notes payable, current	$ 317	$ 0